TRADE AND OTHER RECEIVABLES (Schedule of Future Minimum Finance Lease Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment	$ 1,505	$ 2,064
Unearned income	670	879
Finance lease receivable	835	1,185
Less than one year [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment	617	860
Unearned income	258	360
Finance lease receivable	359	500
Between one and five years [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment	888	1,204
Unearned income	412	519
Finance lease receivable	$ 476	$ 685